CONVERTIBLE NOTES	12 Months Ended
Dec. 31, 2024
CONVERTIBLE NOTES
CONVERTIBLE NOTES
16.	CONVERTIBLE NOTES

	Series	Subsidiary	2023	2024
	Pre-A Note	Convertible Note	Convertible Notes	Convertible Notes	Total
	US$	US$	US$	US$	US$
Balance as of December 31, 2021	23,445	—	—	—	23,445
Issuance of convertible notes	—	75,037	—	—	75,037
Conversion to Series Pre-A redeemable convertible preferred shares (note 18)	(23,445)	—	—	—	(23,445)
Changes in fair values of convertible notes, excluding impact of instrument-specific credit risk	—	4,264	—	—	4,264
Changes in fair values of convertible notes due to the instrument-specific credit risk	—	890	—	—	890
Foreign currency translation adjustment	—	(3,421)	—	—	(3,421)
Balance as of December 31, 2022	—	76,770	—	—	76,770
Issuance of convertible notes	—	—	25,297	—	25,297
Partial redemption of convertible notes	—	—	(5,648)	—	(5,648)
Interest paid	—	(3,072)	—	—	(3,072)
Changes in fair values of convertible notes, excluding impact of instrument-specific credit risk	—	2,376	616	—	2,992
Changes in fair values of convertible notes due to the instrument-specific credit risk	—	6,951	12	—	6,963
Foreign currency translation adjustment	—	(1,390)	—	—	(1,390)
Balance as of December 31, 2023	—	81,635	20,277	—	101,912
Issuance of convertible notes	—	—	9,500	109,784	119,284
Interest paid	—	(5,357)	—	—	(5,357)
Changes in fair values of convertible notes, excluding impact of instrument-specific credit risk	—	7,905	337	5,790	14,032
Changes in fair values of convertible notes due to the instrument-specific credit risk	—	(8,789)	—	(1,664)	(10,453)
Conversion to ordinary shares	—	—	(30,114)	—	(30,114)
Foreign currency translation adjustment	—	(1,148)	—	—	(1,148)
Balance as of December 31, 2024	—	74,246	—	113,910	188,156
– Current portion	—	—	—	113,910	113,910
– Non-current portion	—	74,246	—	—	74,246

Series Pre-A Note

On November 29, 2021, the Company entered into one-year convertible notes with a principal amount of US$23,445 (equivalent to RMB150,000) with coupon rate of 8% per annum with an investor (“Series Pre-A Note”).

On February 28, 2022, the Series Pre-A Note was converted into 5,332,827 Series Pre-A preferred shares within the terms of the agreement and no gain or loss was recorded.

Subsidiary Convertible Note

On June 8, 2022, the Company’s subsidiary, Ningbo Robotics Co., Ltd. (“Ningbo Robotics”), issued a seven-year convertible note (the “Subsidiary Convertible Note”) with the principal amount of US$75,037 (equivalent to RMB500,000) to an investor (the “Subsidiary Convertible Note Holder”). The Subsidiary Convertible Note Holder is entitled to receive annual interest equal to the outstanding principal multiplied by the latest five-year loan prime rate (“LPR”) published by China Foreign Exchange Trade System plus 79.8% per annum, i.e., LPR*(1+79.8%) (“interest rate”) on June 30 every year until the expiration of the Subsidiary Convertible Note.

Conversion:

●	The Subsidiary Convertible Note Holder has the right to convert the Subsidiary Convertible Note to the subsidiary’s equity within 7 years from the issuance date (i.e., convertible before June 8, 2029), if the agreed financial performance of Ningbo Robotics achieved. All outstanding interest shall be paid in cash immediately before the conversion. The conversion price is RMB 135 per ordinary share of Ningbo Robotics (1 paid in capital equal to 1 share), subject to anti-dilution adjustment.

Redemption:

●	Ningbo Robotics’ immediate parent company, a subsidiary of the VIE and the VIE have the right to redeem all or part of the Subsidiary Convertible Note at any time within 7 years from the issuance date (i.e., before June 8, 2029), giving written notice to the Subsidiary Convertible Note Holder at least 15 working days in advance. The redemption price equals to (i) the principal to be redeemed, plus (ii) the principal to be redeemed × interest rate ÷ 365 × the number of days from the issuance date to the redemption date corresponding to the principal to be redeemed, less (iii) the interest already paid for the principal to be redeemed.
●	Ningbo Robotics’ immediate parent company and the VIE shall redeem all outstanding principal amount of Subsidiary Convertible Note at maturity (i.e., June 8, 2029). The redemption price at maturity is equal to (i) the outstanding principal, plus (ii) the outstanding principal × interest rate × 7 years, less (iii) the interest already paid for the outstanding principal. If Ningbo Robotics’ immediate parent company and the VIE delay in payments, 0.05% penalty per day of the overdue redemption price shall be paid to the Subsidiary Convertible Note Holder.
●	If there is any occurrence of events of default, the Subsidiary Convertible Note Holder has the right to require Ningbo Robotics’ immediate parent company and the VIE to redeem all outstanding principal amount of the Subsidiary Convertible Note and settle the unpaid interest immediately. The redemption price upon the occurrence of events of default equals to (i) the outstanding principal, plus (ii) the outstanding principal × interest rate ÷ 365 × the number of days from the issuance date to the redemption date, less (iii) the interest already paid for the outstanding principal. If the Ningbo Robotics’ immediate parent company or the VIE delay in payments, 0.05% penalty per day of the overdue redemption price shall be paid to the Subsidiary Convertible Note Holder. During the years ended December 31, 2023 and 2022, no default event was occurred.

The Company and the WFOE provide a joint and several liability guarantee for the Subsidiary Convertible Note.

The Group elected the fair value option for the Subsidiary Convertible Note, including the component related to accrued interest. The Group believes the fair value option best reflects the economics of the underlying transaction. The Subsidiary Convertible Note was recognized at fair value at the issuance date and is measured subsequently at fair value. Changes in fair value of the Subsidiary Convertible Note was US$884, US$9,327 and US$5,154 for the years ended December 31, 2024, 2023 and 2022, among which, changes in fair value due to the instrument-specific credit risk of US$8,789 was credited, US$6,951 and US$890 were debited to other comprehensive income (loss) and all other changes in fair values of US$7,905, US$2,376 and US$4,264 was recognized as “Changes in fair values of liabilities, excluding impact of instrument-specific credit risk” in the consolidated and combined statement of comprehensive loss for the year ended December 31, 2024, 2023 and 2022, respectively.

The Group adopted a scenario-weighted average method to estimate the fair value of the Subsidiary Convertible Note, based on an analysis of future values of the settlement of the obligation, assuming various outcomes. The probability weightings assigned to certain potential scenarios were based on management’s assessment of the probability of settlement of the liability in cash or shares and an assessment of the timing of settlement. In each scenario, the obligation valuation was based on the contractually agreed cash payment or equivalent equity discounted to each valuation date. The fair value of the Subsidiary Convertible Note is estimated with the following key assumptions used:

	As of December 31,
	2024	2023
Risk-free interest rates	1.30%	2.40%
Probability of conversion	10.00%	10.00%
Bond yields	6.69%-7.74%	4.85%-5.84%

2023 Convertible Notes

During the year ended December 31, 2023, the Company issued the following convertible notes (“2023 Convertible Notes”).

i)	Pre-IPO Notes

During the year ended December 31, 2023, the Company entered into convertible note purchase agreements with the certain investors (“Convertible Note Purchase Agreements”), pursuant to which the Company agreed to issue US$23,500 aggregate principal amount of unsecured convertible notes (the “Pre-IPO Notes”) with maturity date being the date that is one year following the issue date, which can be extended by the investors for an additional six months. One of the investors of Pre-IPO Notes, a related party controlled by the Controlling Shareholder of the Company, agreed to subscribe a convertible note for a cash consideration of US$9,500 and has not been issued as of December 31, 2023. As of December 31, 2023, the Pre-IPO Notes of US$14,000 have been issued. The Pre-IPO Notes bear a simple interest rate of 8% per annum. Pursuant to the terms of the Convertible Note Purchase Agreements, if the consummation of the Merger Transaction occurs prior to the maturity date, all of the then outstanding principal amount and any accrued but unpaid interest (as applicable) of the Pre-IPO Notes will be automatically converted into fully paid and non-assessable ordinary shares of the Company upon consummation of the Merger Transaction at a conversion price equal to the lesser of (A) US$10.00, and (B) the lowest per share price at which any of the Company’s ordinary shares are issued in connection with PIPE investments, if any.

In January 2024, the Company issued principal amount of US$9,500 to one of the investors of Pre-IPO Notes, a related party controlled by the Controlling Shareholder of the Company at the cash consideration of US$9,500.

ii)	Momenta Note

On April 28, 2023, the Company entered into a convertible note purchase agreement with Momenta Global Limited, a related party of Momenta (Suzhou) Technology Limited Company, pursuant to which the Company agreed to issue to Momenta Global Limited a convertible note for a purchase price equal to US$ equivalent of RMB80,000 as calculated based on the US$/RMB central parity rate set by the People’s Bank of China as of the issue date (the “Momenta Note”) with maturity date being the date that is one year following the issue date. The Momenta Note in the principal amount of US$11,297 has been issued by the Company on May 30, 2023 following the Group’s acquisition of Momenta’s 40% equity interest in Ningbo Robotics for a cash consideration of RMB80,000 pursuant to Momenta’s redemption right under the shareholders’ agreement of Ningbo Robotics as mentioned in note 19. The Momenta Note bears (a) a simple interest rate of 8% per annum, if the consummation of the Business Combination fails to occur on or prior to November 12, 2023 due to reasons not attributable to Momenta Global Limited, or (b) no interest, under any other circumstance. According to the terms of the Momenta Note, if the consummation of the Business Combination occurs on or prior to the maturity date, all of the then outstanding principal amount and any accrued but unpaid interest (as applicable) of the Momenta Note shall be automatically converted into such number of fully paid and non-assessable ordinary shares of the Company, at a conversion price equal to the lesser of (A) US$10.00 and (B) the lowest per share price at which any ordinary shares of the Company are issued in any PIPE investment. If the consummation of the Business Combination fails to occur on or prior to the maturity date, Momenta Global Limited shall be entitled to request redemption of the then outstanding amount of the Momenta Note and the Company shall make payment of the redemption price in an amount equal to the outstanding principal amount and the accrued interest (as applicable) to Momenta Global Limited promptly (and in any event within two business days after the maturity date)(“Partial Redemption Price”). In addition, each of the Company and Momenta Global Limited has a voluntary redemption right to partially redeem or request redemption of the Momenta Note at any time during the period beginning from July 1, 2023 and ending on the date on which the Momenta Note has been fully converted into the Company’s ordinary shares, at a redemption price that is equal to 50% of the principal amount plus any accrued but unpaid interest (as applicable) (the “Partial Redemption Price”) by providing written notice to the other party, and the Company shall make payment of the Partial Redemption Price to Momenta Global Limited within ten business days following delivery or receipt of such written notice, as the case may be.

On November 11, 2023, the Company exercised such voluntary redemption right and subsequently made a payment of the Partial Redemption Price of US$ 5,648 to Momenta Global Limited.

As mentioned in Note 1(b), 577,456 ordinary shares were issued to Momenta Global Limited pursuant to the conversion of Momenta Note, including both principal and interest, and 2,433,912 ordinary shares were issued to a number of Pre-IPO Notes investors pursuant to the conversion of Pre-IPO Notes, including both principal and interest, upon the consummation of the Merger Transaction.

The Group elected the fair value option for 2023 Convertible Notes, including the component related to accrued interest. The Group believes the fair value option best reflects the economics of the underlying transaction. The 2023 Convertible Notes were recognized at fair value at the issuance date and are measured subsequently at fair value. Changes in fair value of the 2023 Convertible Notes was US$337, US$628 and nil for the years ended December 31, 2024, 2023 and 2022, among which, changes in fair value due to the instrument-specific credit risk of nil, US$12 and nil was recognized in other comprehensive income (loss) and all other changes in fair values of US$337, US$616 and nil was recognized as “Changes in fair values of liabilities, excluding impact of instrument-specific credit risk” in the consolidated and combined statements of comprehensive loss for the years ended December 31, 2024, 2023 and 2022, respectively. Upon redemption of 2023 Convertible Notes, the accumulated recognized other comprehensive loss relating to fair value changes of the 2023 Convertible Notes due to instrument-specific credit risk of US$12 was recycled to the consolidated and combined statements of comprehensive loss for the year ended December 31, 2024.

The Group adopted a scenario-weighted average method to estimate the fair values of the 2023 Convertible Notes, based on an analysis of future values of the settlement of the obligation, assuming various outcomes. The probability weightings assigned to certain potential scenarios were based on management’s assessment of the probability of settlement of the liability in cash or shares and an assessment of the timing of settlement. In each scenario, the obligation valuation was based on the contractually agreed cash payment or equivalent equity discounted to each valuation date. The fair values of 2023 Convertible Notes are estimated with the following key assumptions used:

As of December 31, 2023
Risk‑free interest rate	5.51%-5.52%
Probability of conversion	90%
Bond yield	7.01%-8.47%

2024 Convertible Notes

On June 24 and June 25, 2024, the Company entered into short-term unsecured convertible notes (“2024 Convertible Notes”) agreement with a related party, Geely International (Hong Kong) Limited (“2024 Convertible Notes Holder”) and issued convertibles notes with principal amounts of US$54,904 and US$54,880, respectively, that will both be due on June 22, 2025. The 2024 Convertible Notes Holder is entitled to receive interest at coupon rate of Secured Overnight Financing Rate published on the New York Federal Reserve website(“SOFR”) plus 3.35% per annum. The 2024 Convertible Notes Holder has the right, at its option, to convert all or any portion of the notes, to the Company’s fully paid ordinary shares at any time during the conversion period. The conversion price equals to the volume-weighted average of the last reported sale price of the Company’s ADSs over the 10 consecutive trading days immediately preceding the applicable conversion date, subject to adjustment.

The Group elected the fair value option to account for the 2024 Convertible Notes, including the component related to accrued interest. The Group believes the fair value option best reflects the economics of the underlying transaction. The 2024 Convertible Notes were recognized at fair value at the issuance date and is measured subsequently at fair value. Changes in fair value of the 2024 Convertible Notes was US$4,126 for the year ended December 31, 2024, among which, changes in fair value due to the instrument-specific credit risk of US$1,664 was recognized in other comprehensive income (loss) and all other changes in fair values of US$5,790 was recognized as “Changes in fair values of liabilities, excluding impact of instrument-specific credit risk” in the consolidated and combined statements of comprehensive loss for the years ended December 31, 2024.

The Group adopted a Binomial option-pricing model to estimate the fair value of the 2024 Convertible Notes, based on assumptions related to risk-free interest rate, expected share-price volatility and bond yield. On each node of the binomial lattice, the obligation valuation was based on the contractually agreed cash payment or equivalent equity discounted to each valuation date. The fair value of the 2024 Convertible Notes are estimated with the following key assumptions used:

As of December 31, 2024
Risk‑free interest rate	4.25%
Volatility	56.70%
Bond yield	10.12%